FINANCIAL ASSETS AND LIABILITIES - Schedule of financial clauses (Details)	12 Months Ended
	Dec. 31, 2024 Number
Disclosure of detailed information about borrowings [line items]
Percentage Of Joint Venture Financial Information	50.00%
Debenture (11th, 12th, 13th and 14th)
Disclosure of detailed information about borrowings [line items]
Updated leverage ratio after extrapolation	3.5
Leverage ratio	3
Comgas [member] | Debentures fourth issue [member] | Short-term debt / total debt cannot exceed 0.6x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	0.16%
Triggers	Short-term debt / total debt (iii) cannot exceed 0.6x	[1]
Comgas [member] | Debentures 4th to 12th issues [Member] | Net debt / EBITDA cannot exceed 4.0x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	1.80%
Triggers	Net debt (ix) / EBITDA (ii) cannot exceed 4.0x	[2],[3]
Comgas [member] | BNDES Project VIII | Net debt / EBITDA cannot exceed 4.0x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	1.80%
Triggers	Net debt (ix) / EBITDA (ii) cannot exceed 4.0x
Comgas [member] | Loan 4131 | Net debt / EBITDA cannot exceed 4.0x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	1.80%
Triggers	Net debt (ix) / EBITDA (ii) cannot exceed 4.0x
Cosan Luxembourg S A [member] | Senior Notes Due 2027 [Member] | Proforma net debt / pro forma EBITDA cannot exceed 3.5x | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Ratios	2.57%
Triggers	Proforma net debt (iv) / pro forma EBITDA (iv) cannot exceed 3.5x
Cosan Luxembourg S A [member] | Senior Notes Due 2029 [Member] | Proforma net debt / pro forma EBITDA cannot exceed 3.5x | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Ratios	2.57%
Triggers	Proforma net debt (iv) / pro forma EBITDA (iv) cannot exceed 3.5x
Cosan Luxembourg S A [member] | Senior Notes Due 2030 [Member] | Proforma net debt / pro forma EBITDA cannot exceed 3.5x | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Ratios	2.57%
Triggers	Proforma net debt (iv) / pro forma EBITDA (iv) cannot exceed 3.5x
Cosan Luxembourg S A [member] | Senior Notes Due 2031 [Member] | Proforma net debt / pro forma EBITDA cannot exceed 3.5x | Cash generating unit – Cosan corporate
Disclosure of detailed information about borrowings [line items]
Ratios	2.57%
Triggers	Proforma net debt (iv) / pro forma EBITDA (iv) cannot exceed 3.5x	[4]
Compagas [member] | Debentures fourth issue [member] | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	2.50%
Triggers	Net debt / EBITDA (ii) cannot exceed 3.5x	[3]
Rumo S.A. [member] | Debenture (11th, 12th, 13th and 14th) | ICJ = EBITDA / Finance result cannot be less than 2.0x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Triggers	ICJ (vii) = EBITDA(ii) / Financial result (v) cannot be less than 2.0x	[5],[6],[7]
Rumo S.A. [member] | Debenture (11th, 12th, 13th and 14th) | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	5.74%
Rumo S.A. [member] | ECA [Member] | ICJ = EBITDA / Finance result cannot be less than 2.0x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	5.74%
Triggers	ICJ (vii) = EBITDA(ii) / Financial result (v) cannot be less than 2.0x
Rumo S.A. [member] | Senior notes due 2028 | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	1.43%
Triggers	Net debt (i) / EBITDA (ii) cannot exceed 3.5x
Rumo S.A. [member] | Senior Notes Due 2032 [Member] | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	1.43%
Triggers	Net debt (i) / EBITDA (ii) cannot exceed 3.5x
Rumo S.A. [member] | ECA Two [Member] | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	1.43%
Triggers	Net debt (i) / EBITDA (ii) cannot exceed 3.5x
Rumo S.A. [member] | Swaps Debentures | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	1.43%
Triggers	Net debt (i) / EBITDA (ii) cannot exceed 3.5x
Rumo S.A. [member] | NCE [Member] | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	1.43%
Triggers	Net debt (i) / EBITDA (ii) cannot exceed 3.5x	[3]
Necta [Member] | Debentures 1St Issue [Member] | Net debt / EBITDA cannot exceed 4.0x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	(1.48%)
Triggers	Net debt (x) / EBITDA (ii) cannot exceed 4.0x	[3],[8]
Sulgás | BNDES Project VIII | Net debt / EBITDA cannot exceed 3.5x | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	0.35%
Triggers	Net debt (x) / EBITDA (ii) cannot exceed 3.5x	[3],[8]
Sulgás | BNDES Project VIII | General indebtedness ratio (Total liabilities / Total liabilities) may not exceed 0.8 | Cash Generating Unit Compass [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	0.73%
Borrowings description of financial covenants	General indebtedness ratio (Total liabilities (xi) / Total liabilities (xii)) may not exceed 0.8	[9],[10]
Brado Logistica S A [member] | NCE [Member] | Net debt / EBITDA cannot exceed 3.3x | Cash Generating Unit Rumo [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	0.72%
Triggers	Net debt (i) / EBITDA (ii) cannot exceed 3.3x	[3]
MLH [member] | Syndicated Loans [Member] | Net debt / EBITDA cannot exceed 3.5x at the end of each quarter | Cash Generating Unit Moove [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	1.73%
Triggers	Net debt (i) / EBITDA (ii) cannot exceed 3.5x at the end of each quarter	[3],[11]
MLH [member] | Syndicated Loans [Member] | ICSD cannot be less than 2.5x at the end of each quarter | Cash Generating Unit Moove [Member]
Disclosure of detailed information about borrowings [line items]
Ratios	5.78%
Borrowings description of financial covenants	ICSD (viii) cannot be less than 2.5x at the end of each quarter	[12]

[1]	Total debt means the sum of current and non-current loans, borrowings and debentures, and current and non-current derivative financial instruments.
[2]	Net debt consists of the balance of current and non-current debt, net of cash and cash equivalents and marketable securities.
[3]	Corresponds to the accumulated EBITDA for the last twelve months
[4]	Net debt and pro forma EBITDA, including the equivalent of 50% of joint venture financial information as determined in the agreements. Pro forma EBITDA corresponds to the accumulated period of the last 12 months. For the covenants of the Senior Notes, the amounts of the unrestricted subsidiaries are excluded.
[5]	Interest Coverage Ratio (Índice de Cobertura de Juros) (“ICJ”).
[6]	The financial result of net debt is composed of the cost of net debt.
[7]	The 11th, 12th, 13th and 14th debentures have a contractual leverage covenant limited to 3.0x. However, they have a waiver that allows the issuer to exceed this ratio up to a limit of 3.5x until December 31, 2027.
[8]	Net debt consists of the balance of current and non-current indebtedness, including the net balance of derivative operations, net of cash and cash equivalents and marketable securities.
[9]	Total liabilities correspond to the sum of current and non-current liabilities.
[10]	Total liabilities correspond to the sum of current liabilities, non-current liabilities and shareholders' equity.
[11]	Net debt consists of the balance of loans, borrowings and debentures (“Gross Debt”), net of cash and cash equivalents, marketable securities and derivative financial instruments on debt.
[12]	Debt Service Coverage Ratio (Índice de Cobertura do Serviço da Dívida) (“ICSD”).